(Loss)/profit on disposal of intangible assets (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
(Loss)/profit on disposal of intangible assets
(Loss)/profit on disposal of registrations	£ (660)	£ 14,131	£ 16,658	£ 1,247
Player loan income	342	147	500	436
Total (Loss)/profit on disposal of intangible assets	£ (318)	£ 14,278	£ 17,158	£ 1,683